Supplement to the
Fidelity Advisor® Overseas Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Vincent Montemaggiore (lead portfolio manager) has managed the fund since October 2016.

Graeme Rockett (co-manager) has managed the fund since September 2005.

Andrew Sergeant (co-manager) has managed the fund since October 2016.

The following information replaces similar information found in the "Fund Management" section under the "Sub-Adviser(s)" heading.

FMR Investment Management (U.K.) Limited (FMR U.K.), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2015, FMR U.K. had approximately $18.6 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Vincent Montemaggiore is lead portfolio manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

Graeme Rockett is co-manager of the fund, which he has managed since September 2005. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Rockett has worked as a research analyst and portfolio manager.

Andrew Sergeant is co-manager of the fund, which he has managed since October 2016. Since joining Fidelity Investments in 2005, Mr. Sergeant has worked as an analyst and portfolio manager.

OS-16-03 1.743525.136	October 25, 2016

Supplement to the
Fidelity Advisor® Overseas Fund
Class I
December 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Vincent Montemaggiore (lead portfolio manager) has managed the fund since October 2016.

Graeme Rockett (co-manager) has managed the fund since September 2005.

Andrew Sergeant (co-manager) has managed the fund since October 2016.

The following information replaces similar information found in the "Fund Management" section under the "Sub-Advisers(s)" heading.

FMR Investment Management (U.K.) Limited (FMR U.K.), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2015, FMR U.K. had approximately $18.6 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Vincent Montemaggiore is lead portfolio manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

Graeme Rockett is co-manager of the fund, which he has managed since September 2005. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Rockett has worked as a research analyst and portfolio manager.

Andrew Sergeant is co-manager of the fund, which he has managed since October 2016. Since joining Fidelity Investments in 2005, Mr. Sergeant has worked as an analyst and portfolio manager.

OSI-16-02 1.743526.132	October 25, 2016